Loan Receivable (Details) - USD ($) $ in Millions	Sep. 15, 2022	Aug. 02, 2022	Dec. 31, 2023	Nov. 30, 2023	Oct. 24, 2023	Jan. 03, 2022
Loan receivable [Line Items]
Sale of equity interest percentage	100.00%
Interest rate	5.00%		5.00%	12.00%	12.00%	6.00%
Maturity term	2 years	2 years
Outstanding loan percentage	10.00%
IPO price percentage	120.00%
Capital Stone Holdings Limited [Member]
Loan receivable [Line Items]
Sale of equity interest amount (in Dollars)	$ 6.8